Segment reporting and information on geographical areas - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Depreciation and amortisation expense	€ 7,142	€ 6,458	€ 4,518
Air
Disclosure of operating segments [line items]
Depreciation and amortisation expense	352	1,948	1,221
Space
Disclosure of operating segments [line items]
Depreciation and amortisation expense	€ 6,790	€ 4,510	€ 3,297